Document and Entity Information - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2016	Feb. 10, 2017	Jun. 30, 2016
Document and Entity Information
Entity Registrant Name	INTERNATIONAL BUSINESS MACHINES CORP
Entity Central Index Key	0000051143
Document Type	10-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 145.0
Entity Common Stock, Shares Outstanding		943,212,551
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	IBM